    As filed with the Securities and Exchange Commission on October __, 2000

                          File Nos. 333-45431/811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                       ----
         Pre-Effective Amendment No.                                   /   /
                                     ----                              ----
         Post-Effective Amendment No. 8                                / X /
                                     ----                              ----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         / X /
                                                                       ----

         Amendment No.     8                                           / X /
                        -------                                        ----

                           HARTFORD SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    COPY TO:

                               David S. Goldstein
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485
      ---
          on       (Date)       pursuant to paragraph (b) of Rule 485
      ---
          60 days after filing  pursuant to paragraph (a)(1) of Rule 485
      ---
          on       (Date)       pursuant to paragraph (a)(1) of Rule 485
      ---
        X 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
      ---
          on       (Date)       pursuant to paragraph (a)(2) of Rule 485
      ---

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment

This post-effective amendment includes four new prospectuses and a new statement of additional information relating to four new series (Funds) of shares being registered herewith. Each of the four series relates to one of the following Funds: Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Growth HLS Fund and Hartford Premier Focus HLS Fund. This amendment is to register two classes of shares of each of the four new series. The registrant currently has five other series of shares (each with two classes) registered under the Securities Act of 1933 which are offered through two other prospectuses and one other statement of additional information (all dated May 1, 2000) not included in this post-effective amendment. This post-effective amendment is not intended to update or amend the two prospectuses and the statement of additional information not included herein.

              HARTFORD HLS MUTUAL FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED RETIREMENT PLANS
              CLASS IA SHARES

      PROSPECTUS

              EFFECTIVE [    ], 2000

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IA SHARES
                         PROSPECTUS
                         [      ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.

PREMIUM FOCUS HLS FUND

HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------

The Hartford HLS Funds is a family of twenty-one mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered by another prospectus.

Hartford Series Fund, Inc. is comprised of nine investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes one of these funds.

The Premium Focus HLS Fund is a non-diversified fund. Information on the fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Fund" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------

A summary of the fund's goals,                Hartford Premium Focus HLS Fund                          4
strategies, risks, performance and
fees.

                                              Other investment strategies and investment               6
Further information on the                    matters                                                  7
fund.                                         Management of the fund
                                              Purchase and redemption of fund shares                   8
                                              Determination of net asset value                         8
                                              Dividends and distributions                              9
                                              Exchange privileges                                      9
                                              Federal income taxes                                     9
                                              Brokerage commissions                                    9
                                              Performance related information                         10
                                              Distributor, Custodian and Transfer Agent               10
                                              For more information                            back cover

HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD PREMIUM FOCUS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Premium Focus Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-30 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential.

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

Annual portfolio turnover is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD PREMIUM FOCUS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    [         ]
  Total operating expenses                          [         ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            [   ]
  Year 3                                            [   ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Joined Wellington Management in 1990

-  Investment Professional
   since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment objective or objectives, and investors should not consider the fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.


The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of their assets in foreign investments.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the fund; and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal may be changed without the approval of the shareholders of the fund. The fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times the fund may engage in short-term trading, which could produce higher brokerage expenses for the fund and thus lowering the fund's performance.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States,
(2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to the fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP is the investment sub-adviser to the Premium Focus HLS Fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

The fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

PREMIUM FOCUS HLS FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250 Million                                        0.85%
Next $250 Million                                         0.80%
Amount Over $500 Million                                  0.75%

HARTFORD HLS MUTUAL FUNDS                                                      7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment option for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans").

The fund offers two different classes of shares -- Class IA and Class IB.
Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For the fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per shareis determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to the funds, short-term investments that will mature in

8                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
60 days or less are also valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in the fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of the fund are entitled to receive such dividends and distributions as may be declared by the fund's Board of Directors, from time to time based upon the investment performance of the assets making up the fund's portfolio. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in the fund as indicated by the accompanying variable contract prospectus. The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the fund are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in the fund are not subject to federal income tax on the fund distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the prospectus for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against,

HARTFORD HLS MUTUAL FUNDS                                                      9

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the variable contracts or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER
 AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

10                                                     HARTFORD HLS MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail r equire the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Premium Focus HLS Fund                                                 811-08629

                                                     HARTFORD HLS MUTUAL FUNDS
                                                     FOR USE WITH THE HARTFORD
                                                     VARIABLE INSURANCE PRODUCTS
                                                     AND CERTAIN QUALIFIED
                                                     RETIREMENT PLANS
                                                     CLASS IB SHARES

                       PROSPECTUS

                                                     EFFECTIVE [       ],
                                                     2000

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IB SHARES
                         PROSPECTUS
                         [              ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.

PREMIUM FOCUS HLS FUND

HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------

The Hartford HLS Funds is a family of twenty-one mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered by another prospectus.

Hartford Series Fund, Inc. is comprised of nine investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes one of these funds.

The Class IB shares were first offered in April 1998. Class IA shares are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). The Premium Focus HLS Fund is a non-diversified fund. Information on the fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Fund" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------

A summary of the fund's goals,                Hartford Premium Focus HLS Fund                          4
strategies, risks, performance and
fees.

                                              Other investment strategies and investment               6
Further information on the                    matters                                                  7
fund.                                         Management of the fund
                                              Purchase and Redemption of fund shares                   7
                                              Determination of net asset value                         9
                                              Dividends and distributions                              9
                                              Exchange privileges                                      9
                                              Federal income taxes                                     9
                                              Brokerage commissions                                   10
                                              Performance related information                         10
                                              Distributor, Custodian and Transfer Agent               10
                                              For more information                            back cover

HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD PREMIUM FOCUS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Premium Focus Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-30 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential.

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

Annual portfolio turnover is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                                 HARTFORD PREMIUM FOCUS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Rand L. Alexander

-  Senior Vice President of Wellington Management

-  Joined Wellington Management in 1990

-  Investment professional since 1976
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment objective or objectives, and investors should not consider the fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.


The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of their assets in foreign investments.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the fund; and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal may be changed without the approval of the shareholders of the fund. The fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times the fund may engage in short-term trading, which could produce higher brokerage expenses for the fund and thus lowering the fund's performance.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS
Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to the fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of the fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP is the investment sub-adviser to the Premium Focus HLS Fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

The Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

PREMIUM FOCUS FUND


NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250 Million                         0.85%
Next $250 Million                          0.80%
Amount Over $500 Million                   0.75%


PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment option for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers

HARTFORD HLS MUTUAL FUNDS                                                      7

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
each class of its shares to certain qualified retirement plans (the "Plans").

The fund offers two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For the fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the net asset value per share calculated as of the day that the fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

Although the Distribution Plan provides that the fund may pay annually up to 0.25% of its average daily net assets attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has contractually agreed to waive .07% of the fee at least through April 30, 2002. This waiver may be discontinued at any time thereafter. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB

8                                                      HARTFORD HLS MUTUAL FUNDS

                                                 FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective owners of variable contracts, insurance products and trustees or participants in qualified retirement plans with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of variable contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund;
(f) compensation to financial intermediaries and third-party broker-dealers; and
(g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the fund.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to the fund, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in the fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of the fund are entitled to receive such dividends and distributions as may be declared by the fund's Board of Directors, from time to time based upon the investment performance of the assets making up the fund's portfolio. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in the fund as indicated by the accompanying variable contract prospectus. The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment

HARTFORD HLS MUTUAL FUNDS                                                      9

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the fund are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in the fund are not subject to federal income tax on the fund distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the prospectus for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance. The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the variable contracts or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

10                                                     HARTFORD HLS MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the fund is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Premium Focus HLS Fund                                                 811-08629

              HARTFORD HLS MUTUAL FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IA SHARES

      PROSPECTUS

              EFFECTIVE [       ], 2000

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IA SHARES
                         PROSPECTUS
                         [      ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.

GLOBAL COMMUNICATIONS HLS FUND

GLOBAL FINANCIAL SERVICES HLS FUND

GROWTH HLS FUND

HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------

The Hartford HLS Funds is a family of twenty-one mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered by another prospectus.

Hartford Series Fund, Inc. is comprised of nine investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes three of these funds.

The Growth HLS Fund is a diversified fund. The Global Communications HLS Fund and Global Financial Services HLS Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Funds" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              6
fees.                                         Hartford Growth HLS Fund                                 8

                                              Other investment strategies and investment              10
                                              matters                                                 12
Further information on the funds.             Management of the funds
                                              Purchase and redemption of fund shares                  12
                                              Determination of net asset value                        13
                                              Dividends and distributions                             13
                                              Exchange privileges                                     14
                                              Federal income taxes                                    14
                                              Brokerage commissions                                   14
                                              Performance related information                         14
                                              Distributor, Custodian and Transfer Agent               15
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of telecommunications companies worldwide. The fund takes a broad approach to investing in the telecommunications industry. It may invest in companies that: manufacture and distribute telecommunications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new telecommunications technologies.

The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the telecommunications industry to select companies with the following attributes:

The current market price of its stock is at the low end of its historical relative valuation range:

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    -  Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    -  Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in the industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the telecommunications industry and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in the telecommunications industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the telecommunications industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many sectors of the telecommunications industry may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the industry, the value of the fund's investment portfolio could decline substantially. In addition, companies in this industry can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this industry, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax-law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    [  ]
  Total operating expenses                          [  ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            [  ]
  Year 3                                            [  ]

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the telecommunications industry
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.
INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services industry. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.
Because the financial services industry requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services industry to assess the competitive situation and consolidation dynamics in each region.
The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this 'bottom-up' approach to identify stocks with a favorable risk/reward profile.
A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:
    -  Management focuses on rewarding shareholders
    -  Market expectations of future earnings are too low
    - Market value does not reflect the fact that earnings are understated due to conservative accounting
    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist
    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality
    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers
The fund will consider selling a security when:
    - Its issuer's management has reverted to traditional attitudes towards shareholder value
    -  Market expectations of future earnings are too high
    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality
    -  Market value exceeds the true value of the issuer's component businesses
    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting
    - Market value does not reflect the risk of potential problems in an important business component
    - Equity securities of other comparable issuers in the industry are available at more attractive prices
The fund's portfolio is heavily concentrated in the financial services industry and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.
The fund's investments are concentrated in the financial services industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the financial services industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.
Each sector of the financial services industry is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services industry generally is undergoing rapid change as existing distinctions between financial service sectors diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance sectors.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.
Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

6                                                      HARTFORD HLS MUTUAL FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             None
  Other expenses                                    [  ]
  Total operating expenses                          [  ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                            [  ]
  Year 3                                            [  ]

[SIDE NOTE]

SUB-ADVISER


The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services industry.

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization (stocks comprising the S&P 500 Index) and blue chip equity securities representing all major sectors of the U.S. economy. The fund's holdings emphasize securities of growth oriented companies with market capitalizations in excess of $10 billion. The fund may invest up to [20]% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two-phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies favored by the fund include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

The fund will consider selling a security when:

    -  Confidence in management is lost

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other issuers in the industry are available at more attractive prices

Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

8                                                      HARTFORD HLS MUTUAL FUNDS

                                                        HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract holder by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.775%
  Distribution and service (12b-1) fees             None
  Other expenses                                    [ ]
  Total operating expenses                          [ ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                               [ ]
  Year 3                                               [ ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling

-  Vice President of Wellington Management

-  Joined Wellington Management in 1994

-  Investment professional since 1990
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or securities of issuers in the same industry.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

10                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


THE FINANCIAL SERVICES INDUSTRY



The financial service industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various segments of this industry are subject to risks specific to their businesses.



The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.



The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.



The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.



The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending. Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without the approval of the shareholders of the fund. A fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and thus lowering a fund's performance.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and

HARTFORD HLS MUTUAL FUNDS                                                     11

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States,
(2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to the Global Communications HLS Fund, Global Financial Services HLS Fund and Growth HLS Fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250 Million                                       0.775%
Next $250 Million                                        0.725%
Next $500 Million                                        0.675%
Amount Over $1 Billion                                   0.625%

GLOBAL COMMUNICATIONS FUND AND GLOBAL FINANCIAL SERVICES FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250 Million                                        0.85%
Next $250 Million                                         0.80%
Amount Over $500 Million                                  0.75%

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").

The funds offer two different classes of shares -- Class IA and Class IB.
Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts

12                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.


A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.


DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

A fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of each fund are entitled to receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

HARTFORD HLS MUTUAL FUNDS                                                     13

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in each fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the prospectus for such contract.

For more information about the tax status of the Funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds'

14                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
performance information and will reduce an investor's return under the variable contracts or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

HARTFORD HLS MUTUAL FUNDS                                                     15

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Growth HLS Fund                                                        811-08629

              HARTFORD HLS MUTUAL FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IB SHARES

      PROSPECTUS

              EFFECTIVE [       ], 2000

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IB SHARES
                         PROSPECTUS
                         [        ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.

GLOBAL COMMUNICATIONS HLS FUND

GLOBAL FINANCIAL SERVICES HLS FUND

GROWTH HLS FUND

HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------

The Hartford HLS Funds is a family of twenty-one mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered by another prospectus.

Hartford Series Fund, Inc. is comprised of nine investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes three of these funds.

The Class IB shares were first offered in April 1998. Class IA shares are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). The Growth HLS Fund is a diversified fund. The Global Communications HLS Fund and Global Financial Services HLS Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Funds" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


A summary of each fund's goals,               Hartford Global Communications HLS Fund                  4
strategies, risks, performance and            Hartford Global Financial Services HLS Fund              6
fees.                                         Hartford Growth HLS Fund                                 8

                                              Other investment strategies and investment              10
Further information on the                    matters                                                 12
funds.                                        Management of the fund
                                              Purchase and Redemption of fund shares                  12
                                              Determination of net asset value                        14
                                              Dividends and distributions                             14
                                              Exchange privileges                                     14
                                              Federal income taxes                                    14
                                              Brokerage commissions                                   15
                                              Performance related information                         15
                                              Distributor, Custodian and Transfer Agent               15
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of telecommunications companies worldwide. The fund takes a broad approach to investing in the telecommunications industry. It may invest in companies that: manufacture and distribute telecommunications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new telecommunications technologies.

The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the telecommunications industry to select companies with the following attributes:

    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    -  Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    -  Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in the industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the telecommunications industry and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in the telecommunications industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the telecommunications industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many sectors of the telecommunications industry may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the industry, the value of the fund's investment portfolio could decline substantially. In addition, companies in this industry can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this industry, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax-law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                         HARTFORD GLOBAL COMMUNICATIONS HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             [     ]
  Other expenses                                    [     ]
  Total operating expenses                          [     ]
  Fee waiver                                        [     ]
  Net expenses(1)                                   [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            [     ]
  Year 3                                            [     ]

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the telecommunications industry
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL The Hartford Global Financial Services Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services industry. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.
Because the financial services industry requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services industry to assess the competitive situation and consolidation dynamics in each region.
The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with a favorable risk/reward profile.
A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:
    -  Management focuses on rewarding shareholders
    -  Market expectations of future earnings are too low
    - Market value does not reflect the fact that earnings are understated due to conservative accounting
    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist
    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality
    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers
The fund will consider selling a security when:
    - Its issuer's management has reverted to traditional attitudes towards shareholder value
    -  Market expectations of future earnings are too high
    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality
    -  Market value exceeds the true value of the issuer's component businesses
    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting
    - Market value does not reflect the risk of potential problems in an important business component
    - Equity securities of other comparable issuers in the industry are available at more attractive prices
The fund's portfolio is heavily concentrated in the financial services industry and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.
The fund's investments are concentrated in the financial services industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the financial services industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.
Each sector of the financial services industry is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services industry generally is undergoing rapid change as existing distinctions between financial service sectors diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance sectors.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.
Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

6                                                      HARTFORD HLS MUTUAL FUNDS

                                     HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.85%
  Distribution and service (12b-1) fees             [     ]
  Other expenses                                    [     ]
  Total operating expenses                          [     ]
  Fee waiver                                        [     ]
  Net expenses(1)                                   [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            [     ]
  Year 3                                            [     ]

[SIDE NOTE]

SUB-ADVISER

The fund is managed by Wellington Management using a team of its global industry analysts that specialize in the financial services industry.
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization (stocks comprising the S&P 500 Index) and blue chip equity securities representing all major sectors of the U.S. economy. The fund's holdings emphasize securities of growth oriented companies with market capitalizations in excess of $10 billion. The fund may invest up to [20]% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two-phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies favored by the fund include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

The fund will consider selling a security when:

    -  Confidence in management is lost

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other issuers in the industry are available at more attractive prices

Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

8                                                      HARTFORD HLS MUTUAL FUNDS

                                                        HARTFORD GROWTH HLS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of
    offering price                                  None
  Maximum deferred sales charge (load)              None
  Exchange fees                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                   0.775%
  Distribution and service (12b-1) fees             [     ]
  Other expenses                                    [     ]
  Total operating expenses                          [     ]
  Fee waiver                                        [     ]
  Net expenses(1)                                   [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                            [     ]
  Year 3                                            [     ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER

Andrew J. Shilling
- Vice President of Wellington Management
- Joined Wellington Management in 1994
- Investment professional since 1990
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or securities of issuers in the same industry.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a fund is in that defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

10                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


THE FINANCIAL SERVICES INDUSTRY



The financial service industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various segments of this industry are subject to risks specific to their businesses.



The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.



The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.



The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.



The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending. Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without the approval of the shareholders of the fund. A fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and thus lowering a fund's performance. Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which

HARTFORD HLS MUTUAL FUNDS                                                     11

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.
Foreign Issuers: (1) Companies organized outside the United States,
(2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.
MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment subadviser described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HL Advisors had over $40 billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP is the investment sub-adviser to the Global Communications HLS Fund, Global Financial Services HLS Fund and Growth HLS Fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:

GROWTH FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250 Million                                       0.775%
Next $250 Million                                        0.725%
Next $500 Million                                        0.675%
Amount Over $1 Billion                                   0.625%

GLOBAL COMMUNICATIONS FUND AND GLOBAL FINANCIAL SERVICES FUND

NET ASSET VALUE                                     ANNUAL RATE
---------------                                     -----------
First $250 Million                                        0.85%
Next $250 Million                                         0.80%
Amount Over $500 Million                                  0.75%

PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").

The funds offer two different classes of shares -- Class IA and Class IB.
Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans.

12                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has contractually agreed to waive .07% of the fee at least through April 30, 2002. This waiver may be discontinued at any time thereafter. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares;
(d) obtaining information and providing explanations to wholesale and retail distributors of contracts

HARTFORD HLS MUTUAL FUNDS                                                     13

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the funds.

DETERMINATION OF NET ASSET VALUE

The net asset value per shareis determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

A fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of each fund are entitled to receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES

Variable contract owners may exchange shares in each fund as indicated by the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner.

FEDERAL INCOME TAXES

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund distributions or on gains realized upon the sale or redemption of

14                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the prospectus for such contract.

For more information about the tax status of the Funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the variable contracts or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

HARTFORD HLS MUTUAL FUNDS                                                     15

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Global Communications HLS Fund                                         811-08629
Global Financial Services HLS Fund                                     811-08629
Growth HLS Fund                                                        811-08629

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD PREMIUM FOCUS HLS FUND
                            HARTFORD GROWTH HLS FUND



                          CLASS IA and CLASS IB SHARES

                                  P.O. Box 5085
                             Hartford, CT 06102-5085



     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus. To obtain a free copy of the prospectus send a written request to: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085 or call 1-800-862-6668.


Date of Prospectus: [  ], 2000
Date of Statement of Additional Information: [  ], 2000

TABLE OF CONTENTS                                              PAGE

GENERAL INFORMATION............................................. 3
INVESTMENT OBJECTIVES AND POLICIES.............................. 3
MANAGEMENT OF THE HLS FUNDS.....................................13
INVESTMENT MANAGEMENT ARRANGEMENTS..............................17
HLS FUND ADMINISTRATION.........................................19
HLS FUND EXPENSES...............................................19
DISTRIBUTION ARRANGEMENTS.......................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE............................21
DETERMINATION OF NET ASSET VALUE................................22
PURCHASE AND REDEMPTION OF SHARES...............................22
OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS...................22
INVESTMENT PERFORMANCE..........................................23
TAXES...........................................................28
CUSTODIAN.......................................................30
TRANSFER AGENT SERVICES.........................................30
DISTRIBUTOR.....................................................30
INDEPENDENT PUBLIC ACCOUNTANTS..................................30
OTHER INFORMATION...............................................30
FINANCIAL STATEMENTS............................................31

                               GENERAL INFORMATION

     This SAI relates to four of the mutual funds (each a "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and for certain qualified retirement plans. Each HLS Fund offers two classes of shares:
Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment adviser and Hartford Life Insurance Company ("Hartford Life") is the administrator of each HLS Fund. HL Advisors and Hartford Life are indirect majority owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $130 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") is the sub-adviser to the HLS Funds. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services Company ("HIFSCO"), an affiliate of The Hartford, is the investment manager and principal underwriter to that fund family.

                       INVESTMENT OBJECTIVES AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a HLS Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

     The investment objective and principal investment strategies of each HLS Fund are set forth in the Prospectus. Set forth below is the fundamental investment policies applicable to each HLS Fund followed by the non-fundamental policies applicable to each HLS Fund.

     Each HLS Fund may not:

     1. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities). This restriction does not apply to the Global Communications HLS Fund or the Global Financial Services HLS Fund.

     2. Borrow money, except (a) the HLS Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) the HLS Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the HLS Fund may purchase securities on margin to the extent permitted by applicable law and (e) the HLS Fund may engage in transactions in mortgage dollar rolls which are accounted for financings,

     3. Make loans, except through (a) the purchase of debt obligations in accordance with the HLS Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of cash or securities as permitted by applicable law.

     4. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the HLS Fund may be deemed to be an underwriting.

     5. Invest in commodities or commodity contracts, except that the HLS Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Purchase or sell real estate, except that a HLS Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts) (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the HLS Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

     8. With respect to 75% of a HLS Fund's total assets, except the Global Communications HLS Fund and the Global Financial Services HLS Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

     (a) such purchase would cause more than 5% of the HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the HLS Fund.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

     The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

     Each HLS Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that a HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of a HLS Fund's total assets.

     4. Sell securities short or maintain a short position except for short sales against the box.

     5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities. This policy does not apply to the Global Communications HLS Fund and the Global Financial Services HLS Fund.

     6. Acquire any security which is not readily marketable if more than 15% of the net assets of the HLS Fund taken at market value, would be invested in such securities.

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

     Each HLS Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

          (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

          (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

     Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

     U.S. TREASURY DEPARTMENT DIVERSIFICATION REGULATIONS. The U.S. Treasury Department has issued diversification regulations under Section 817 of the Internal Revenue Code. If a mutual fund underlying a variable contract, other than a pension plan contract, is not adequately diversified within the terms of these regulations, the contract owner will have adverse income tax consequences. These regulations provide, among other things, that a mutual fund shall be considered adequately diversified if (i) no more than 55% of the value of the assets in the fund is represented by any one investment; (ii) no more than 70% of the value of the assets in the fund is represented by any two investments;
(iii) no more than 80% of the value of the assets in the fund is represented by any three investments and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer.

     MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES An HLS Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management, subject to the overall supervision of HIFSCO. Such HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

     Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

     REVERSE REPURCHASE AGREEMENTS Each HLS Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a HLS Fund of portfolio assets concurrently with an agreement by a HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a HLS Fund and, therefore, increases the possibility of fluctuation in a HLS Fund's net asset value. An HLS Fund will establish a segregated account with the Company's custodian bank in which a HLS Fund will maintain liquid assets equal in value to a HLS Fund's obligations in respect of reverse repurchase agreements.

     DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

     INVESTMENT GRADE DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., AAA, AA, A or BAA by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

     HIGH YIELD-HIGH RISK DEBT SECURITIES Each HLS Fund is permitted to invest up to 5% of its assets in debt securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "BA3", "BA2" and "BA1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a HLS

Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a HLS Fund with a commensurate effect on the value of a HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The HLS Funds may invest in mortgage-related securities which include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which a HLS Fund may invest differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     ASSET-BACKED SECURITIES Each HLS Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

     EQUITY SECURITIES Each HLS Fund may invest all or a portion of their assets in equity securities which include common stocks, preferred stocks, securities convertible into common stock, and warrants or rights to acquire common stock.

     SMALL CAPITALIZATION SECURITIES Each HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well established companies. Small Capitalization Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Generally, foreign issuers include (1) Companies organized outside of the United States (2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency. Each HLS Fund is permitted to invest a portion of its assets in securities of foreign issuers and non-dollar securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     The Growth HLS Fund and Focus HLS Fund are permitted to invest up to 20% of their assets in the securities of foreign issuers and non-dollar securities. The Global Communications HLS Fund and Global Financial HLS Fund may invest all of their assets in such securities.

     Investing in securities issued by foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by foreign issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of foreign securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign sovereign debt will expose a HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each HLS Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of a HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

     The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular HLS Fund holds in its portfolio or that it intends to purchase. For example, if a HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

     An HLS Fund may write covered options only. "Covered" means that, so long as a HLS Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies. An HLS Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

     To hedge against fluctuations in currency exchange rates, a HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

     The HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with a HLS Fund's investment objectives and policies.

     Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a HLS Fund writes a covered option on an index, a HLS Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the HLS Fund will deposit with the custodian liquid assets equal in value to the deficiency.

     To the extent that a HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of a HLS Fund's assets at risk to 5%.

     Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a HLS Fund would have been in a better position had it not used such a strategy at all.

     SWAP AGREEMENTS Each HLS Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a HLS Fund's investment exposure from one type of investment to another. For example, if a HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a HLS Fund's investments and its share price and yield.

     The HLS Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with a HLS Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Company's custodian in a segregated account. If a HLS Fund enters into a swap on other than a net basis, the HLS Fund will maintain in the segregated account the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management, as appropriate, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid securities.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a HLS Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

     ILLIQUID SECURITIES Each HLS Fund is permitted to invest in illiquid securities. An HLS Fund will not, however, acquire illiquid securities if 15% of its net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a HLS Fund's net asset value. Each HLS Fund may purchase certain restricted securities (commonly known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. An HLS Fund may not be able to sell illiquid securities when Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if Wellington Management deems it advisable. At the time a HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. An HLS Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the HLS Fund's purchase commitments; likewise a HLS Fund will segregate securities sold on a delayed-delivery basis.

     OTHER INVESTMENT COMPANIES Each HLS Fund is permitted to invest in other investment companies. The investment companies in which a HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund; or (3) more than 5% of the HLS Fund's assets would be invested in any one such investment company.

     LENDING PORTFOLIO SECURITIES Each of the HLS Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective HLS Fund. While the securities are on loan the borrower will pay the respective HLS Fund any income accruing thereon. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any HLS Fund is not more than 33-1/3% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                           MANAGEMENT OF THE HLS FUNDS

     The business of each HLS Fund is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The directors and officers of the HLS Funds and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the HLS Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

                                                         POSITION
                 NAME, ADDRESS, AGE                      HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       THE HLS FUNDS                    DURING LAST 5 YEARS
------------------------------------------------------ -------------- ---------------------------------------------------------
ROBERT J. CLARK (age 67)                               Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                                   American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                                   Previously, Mr. Clark served in positions of increasing
                                                                      responsibility with Aetna Life & Casualty Company from
                                                                      1955 to 1989 retiring as President of the Commercial
                                                                      Insurance Division. Mr. Clark is also an active
                                                                      director or trustee with Hartford Health Care
                                                                      Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                      St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 67)                        Director       Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                                    College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                               College, St. Francis Hospital, Connecticut Higher
                                                                      Education Student Loan Administration, and The National
                                                                      Conference (Greater Hartford Board of Directors).

WILLIAM ATCHISON O'NEILL (age 69)                      Director       The Honorable William A. O'Neill served as Governor of
Box 360                                                               the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                                presently retired.

MILLARD HANDLEY PRYOR, JR. (age 66)                    Director       Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                                 Clark Company, Hartford, Connecticut, since June, 1992.
Bloomfield, CT 06002                                                  He served as Chairman and Chief Executive Officer of
                                                                      Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is
                                                                      a Director of Pryor & Clark Company, Corcap, Inc., the
                                                                      Wiremold Company, Hoosier Magnetics, Inc., Infodata
                                                                      Systems, Inc. and Pacific Scientific Corporation

LOWNDES ANDREW SMITH* (age 60)                         Director and   Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                                          Chairman       Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                               President and Chief Executive Officer of Hartford Life,
                                                                      Inc. since February, 1997, and as President and Chief
                                                                      Operating Officer of The Hartford Life Insurance
                                                                      Companies since January, 1989. He was formerly Senior
                                                                      Vice President and Group Comptroller of The Hartford
                                                                      Insurance Group from 1987-1989. He has been a Director
                                                                      of Connecticut Children's Medical Center since 1993, a
                                                                      Director of American Counsel of Life Insurance from
                                                                      1993-1996 and 1998-present, and a Director of
                                                                      Insurance Marketplace Standards Association from 1996
                                                                      to present. Mr. Smith is also President and a Director
                                                                      of HIFSCO and HL Advisors.


                                      -14-


                                                         POSITION
                 NAME, ADDRESS, AGE                      HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       THE HLS FUNDS                    DURING LAST 5 YEARS
------------------------------------------------------ -------------- ---------------------------------------------------------
JOHN KELLEY SPRINGER (age 68)                          Director       Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                                     Inc. From 1986 to 1997 he served as Chief Executive
Hartford, CT 06103                                                    Officer of Connecticut Health System, Inc. Formerly, he
                                                                      served as the Chief Executive Officer of Hartford
                                                                      Hospital, Hartford, Connecticut (June, 1976 - August,
                                                                      1989). He is also a Director of Hartford Hospital, and
                                                                      CHS Insurance Ltd. (Chairman).

DAVID M. ZNAMIEROWSKI (age 39)                         President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                                   and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                                   Investment Strategy for Hartford Life, Inc. Mr.
                                                                      Znamierowski previously was Vice President, Investment
                                                                      Strategy and Policy with Aetna Life & Casualty Company
                                                                      from 1991 to 1996 and held several positions including
                                                                      Vice President, Corporate Finance with Solomon Brothers
                                                                      from 1986 to 1991. Mr. Znamierowski is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing
                                                                      Member and Senior Vice President of HL Advisors.

PETER CUMMINS (age 62)                                 Vice           Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                                         President      1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                               marketing of the Investment Products Division of
                                                                      Hartford Life Insurance Company. He is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing
                                                                      Member and Senior Vice President of HL Advisors.

STEPHEN T. JOYCE (age __)                              Vice           Mr. Joyce currently serves as Senior Vice President and
P. O. Box 2999                                         President      director of investment products management for Hartford
Hartford, CT 06104-2999                                               Life Insurance Company. Previously he served as Vice
                                                                      President (1997-1999) and Assistant Vice President
                                                                      (1994-1997) of Hartford Life Insurance Company.

ANDREW WILLIAM KOHNKE (age 41)                         Vice           Mr. Kohnke serves as Managing Director and a Director
55 Farmington Avenue                                   President      of HIMCO.  Previously he served as Vice President of
Hartford, CT 06105                                                    HIMCO (1986-1996) and Investment Manager for HIMCO
                                                                      (1983-1986). Mr. Kohnke is also a Director and Senior
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Senior Vice President of HL Advisors.


                                      -15-

                                                         POSITION
                 NAME, ADDRESS, AGE                      HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       THE HLS FUNDS                    DURING LAST 5 YEARS
------------------------------------------------------ -------------- ---------------------------------------------------------
THOMAS MICHAEL MARRA (age 41)                          Vice           Mr. Marra has served as Chief Operating Officer since
P.O. Box 2999                                          President      2000, Executive Vice President since 1996, and as
Hartford, CT 06104-2999                                               Senior Vice President and Director since 1994 of the
                                                                      Investment Products Division of Hartford Life Insurance
                                                                      Company. Mr. Marra is also a Director and Executive
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Executive Vice President of HL Advisors.

JOHN C. WALTERS (age _____)                            Vice           Mr. Walters currently serves as Executive Vice
P.O. Box 2999                                          President      President and Director of the Investment Products
Hartford, CT 06104-2999                                               Division of Hartford Life Insurance Company. Previously
                                                                      Mr. Walters was with First Union Securities which he
                                                                      had joined through the acquisition of Wheat First
                                                                      Butcher Singer in 1998. Mr. Walters joined Wheat First
                                                                      in 1984.

KEVIN J. CARR (age 45)                                 Vice           Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                                   President,     1999, Counsel since November 1996 and Associate Counsel
Hartford, CT 06105                                     Secretary      since November 1995, of The Hartford Financial Services
                                                       and Counsel    Group, Inc. Formerly he served as Counsel of
                                                                      Connecticut Mutual Life Insurance Company from March
                                                                      1995 to November 1995 and Associate Counsel of 440
                                                                      Financial Group of Worcester from 1994 to 1995. Mr.
                                                                      Carr is also Counsel and Assistant Secretary of HL
                                                                      Advisors and HIFSCO and Assistant Secretary of HIMCO.

GEORGE RICHARD JAY (age 47)                            Controller     Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                                          and Treasurer  Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                                               Life Insurance Company since 1987.


CHRISTOPHER JAMES COSTA (age 35)                       Assistant      Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                                          Secretary      Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                               Formerly he served as the Tax Manager and Assistant
                                                                      Treasurer of The Phoenix Mutual Funds from June 1994
                                                                      to June 1996 and as a Tax Consultant with Arthur
                                                                      Andersen LLP from September 1990 to June 1994.

     An Audit Committee and Nominating Committee have been appointed for each fund. Each Committee is made up of those directors who are not "interested persons" of the HLS Fund.
     All officers and directors of the HLS Funds are also officers and directors of The Hartford Mutual Funds, Inc., a family of mutual funds with eighteen portfolios.

     COMPENSATION OF OFFICERS AND DIRECTORS The HLS Funds pay no salaries or compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the HLS Fund to the non-interested Directors for the 1999 fiscal year and certain other information:

                                                    Pension Or                                Total Compensation
                               Aggregate            Retirement Benefits    Estimated Annual   From the HLS Funds
                               Compensation From    Accrued As Part Of     Benefits Upon      And Fund Complex
Name of Person, Position       the HLS Funds        HLS Fund Expenses      Retirement         Paid To Directors*
--------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director          $ 5,912.50               $0                   $0                 $ 8,250
Winifred E. Coleman, Director      $22,262.50               $0                   $0                 $31,000
William A. O'Neill, Director       $22,262.50               $0                   $0                 $31,000
Millard H. Pryor, Director         $20,262.50               $0                   $0                 $28,000
John K. Springer, Director         $22,262.50               $0                   $0                 $31,000

   *As of December 31, 1999, there were thirty-one funds in the Complex
    (including the HLS Funds).

     OTHER INFORMATION ABOUT THE HLS FUNDS The Global Communications HLS Fund, Global Financial Services HLS Fund, and Premium Focus HLS Fund are non-diversified series, and Growth HLS Fund is a diversified series, of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund are divided into Class IA and Class IB. The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of each HLS Fund. The organization dates of each Fund are as follows: Global Communications HLS Fund, 2000; Global Financial Services HLS Fund, 2000; Premium Focus HLS Fund, 2000; U.S. Growth HLS Fund, 2000;

     As of January 31, 2000, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         Each HLS Fund has entered into an investment advisory agreement with HL Investment Advisors, LLC ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of the HLS Funds' Board of Directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. In addition, Hartford Life, a corporate affiliate of HL Advisors provides administrative services to the HLS Funds including administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Fund, each HLS Fund pays for these services directly.

         With respect to the Global Communications HLS Fund, Global Financial Services HLS Fund, Premium Focus HLS Fund and Growth HLS Fund. HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company ("Wellington Management"). Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the HLS Funds and furnishing each HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

     As provided by the investment advisory agreements, each HLS Fund pays HL Advisors an investment advisory fee, which is accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value. HL Advisors, not any HLS Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus.

     No person other than HL Advisors or Wellington Management and its directors and employees regularly furnishes advice to the HLS Funds with respect to the desirability of the HLS Funds investing in, purchasing or selling securities. Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

     Securities held by any HLS Fund may also be held by other funds and other clients for which Wellington Management or its respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any HLS Fund or client accounts (including other funds) for which Wellington Management acts as an investment adviser, (including the HLS Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Wellington Management or its respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Pursuant to the investment advisory agreement, investment sub-advisory and investment services agreements neither HL Advisors, nor Wellington Management is liable to the HLS Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 1999, HL Advisors had approximately $40 billion in assets under management. HL Advisors is a majority owned indirect subsidiary of The Hartford. Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999, Wellington Management had investment management authority with respect to approximately $235 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     The investment advisory agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the HLS Funds including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the respective HLS Fund or by HL Advisors, upon 60 days' notice to Wellington Management, and by Wellington Management upon 90 days' written notice to HL Advisors (with respect to each HLS Fund separately). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment advisory agreement.

     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the HLS Funds including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     Each fund and each adviser, sub-adviser and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each fund's shareholders. Under each Code of Ethics investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.

                             HLS FUND ADMINISTRATION

     An Administrative Services Agreement between each HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, although the HLS Funds pay for these services directly. See "Expenses of the Funds." As compensation for the services to be performed by Hartford Life, each HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .20% of the average daily net assets of the HLS Fund. In addition to the administrative services fee Hartford Life is compensated for fund accounting services at a competitive market rate.

                                HLS FUND EXPENSES

     Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges; costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under each HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS

     Each fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.

     Each fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each fund's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     Pursuant to the Plan, each fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed, the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

     Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to Variable Contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These plans are considered compensation type plans which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

     In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each fund's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

     The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, Wellington Management is primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seeks reasonably competitive spreads or commissions, the HLS Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the HLS Funds, Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the HLS Funds.

     Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     While Wellington Management seeks to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, dealers who provide supplemental investment research to Wellington Management may receive orders for transactions from Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of Wellington Management, an HLS Fund will be benefited by such supplemental research services, Wellington Management is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by Wellington Management under the investment advisory agreement or the investment sub-advisory agreement. The expenses of Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the HLS Funds may benefit from such research obtained by Wellington Management for portfolio transactions for other clients.

     Investment decisions for the HLS Funds will be made independently from those of any other clients that may be (or in the future may be) managed by Wellington Management or its affiliates. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the HLS Funds' Board of Directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in whatever manner Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue).

     Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each HLS Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the HLS Funds' Prospectus. The HLS Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each HLS Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. All other HLS Funds' short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the HLS Funds' Board of Directors.

                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase of HLS Fund shares, redemption of shares, or selling shares, see "Purchase and Redemption of Fund Shares" in the HLS Funds' Prospectus.

     An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or (3) for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

     CAPITAL STOCK The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

     Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all HLS shares held in Hartford Life's separate accounts. The shares are held for the benefit of Hartford Life's contractholders and policy owners. In addition to Hartford Life, the following persons beneficially own 5% or more of a class of HLS Fund shares.

     As of December 31, 2000, HL Advisors owned:

                    FUND                         PERCENTAGE OF OWNERSHIP
                                              CLASS IA              CLASS IB
Global Communications HLS Fund                100.00%               100.00%
Global Financial Services HLS Fund            100.00%               100.00%
Premium Focus HLS Fund                        100.00%               100.00%
Growth HLS Fund                               100.00%               100.00%

     SHARE CLASSES Under each HLS Fund's multi-class system, shares of each class of an HLS Fund represent an equal pro rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the HLS Fund's Board of Directors are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan for Class IB shares that could materially increase fees, will be voted on only by the affected class. Hartford Life, or its affiliates, is the shareholder of record for all HLS Funds. Hartford Life will vote all HLS Fund shares, pro rata, according to the written instructions of the owners of variable contracts indirectly invested in each HLS Fund.

     OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

     Each HLS Fund's Articles of Incorporation provides that the Directors, officers and employees of the HLS Fund may be indemnified by the HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws. The HLS Fund's Bylaws provide that the HLS Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the HLS Fund. Neither the Articles of Incorporation nor the Bylaws authorize the HLS Fund to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                             INVESTMENT PERFORMANCE

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                n
                          P(1+T)  = ERV
Where:
P  =  a hypothetical initial        n    =  number of years
      payment of $1,000, less
      the maximum sales load
      applicable to a Fund          ERV  =  ending redeemable value of the
                                            hypothetical $1,000 initial payment
T  =  average annual total                  made at the beginning of the
      return                                designated period (or fractional
                                            portion thereof)

     The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

     Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

     Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     In contrast to Class IA shares, the Class IB shares are new and charge 12b-1 fees to cover distribution expenses. Because the historical performance of Class IA shares may be helpful to a prospective investor's decision, the HLS Funds may advertise standard average annual total return for Class IA shares and, when available, Class IB shares.

     Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends, Capital Gains and Taxes" in the HLS Funds' Prospectus).

     Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:


                                                6
                      2[(a-b DIVIDED BY cd) + 1)  - 1]

Where:
a   =   net investment income earned         c   =  the average daily number
        during the period attributable              of shares of the subject
        to the subject class                        class outstanding during
                                                    the period that were
                                                    entitled to receive
b   =   net expenses accrued for                    dividends
        the period attributable
        to the subject class                 d   =  the maximum offering price
                                                    per share of the subject

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

     The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

     The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

     The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

     The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

     The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

     The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 87 names in the Index.

     The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 159 names in the Index.

     In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

     Each HLS Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:

Across the Board                 Crain's                        Investment Dealers Digest
Advertising Age                  Dow Jones News Service         Investment Advisor
Adviser's Magazine               Economist                      Journal of Commerce
Adweek                           Entrepreneur                   Journal of Accountancy
Agent                            Entrepreneurial Woman          Journal of the American Society
American Banker                  Financial Services Week          of CLU & ChFC
American Agent and Broker        Financial World                Kiplinger's Personal Finance
Associated Press                 Financial Planning             Knight-Ridder
Barron's                         Financial Times                Life Association News
Best's Review                    Forbes                         Life Insurance Selling
Bloomberg                        Fortune                        Life Times
Broker World                     Hartford Courant               LIMRA's MarketFacts
Business Week                    Inc                            Lipper Analytical Services, Inc.
Business Wire                    Independent Business           MarketFacts
Business News Features           Institutional Investor         Medical Economics
Business Month                   Insurance Forum                Money
Business Marketing               Insurance Advocate             Morningstar, Inc.
Business Daily                   Independent                    Nation's Business
Business Insurance               Insurance Review Investor's    National Underwriter
California Broker                Insurance Times                New Choices (formerly 50 Plus)
Changing Times                   Insurance Week                 New England Business
Consumer Reports                 Insurance Product News         New York Times
Consumer Digest                  Insurance Sales                Pension World


                                      -27-

Pensions & Investments           Success                        United Press International
Professional Insurance Agents    The Standard                   USA Today
Professional Agent               The Boston Globe               Value Line
Registered Representative        The Washington Post            Wall Street Journal
Reuter's                         Tillinghast                    Wiesenberger Investment
Rough Notes                      Time                           Working Woman
Round the Table                  U.S. News & World Report
Service                          U.S. Banker

     From time to time the HLS Fund may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and will reduce an investor's return under the insurance product. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

     Each HLS Fund is treated as a separate entity for accounting and tax purposes. Each HLS Fund intends to elect and qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each HLS Fund will not be subject to federal income tax on income which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

     Each HLS Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each HLS Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

     If an HLS Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

     Some HLS Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in securities of foreign issuers or non-dollar securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

     For federal income tax purposes, each HLS Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable HLS Fund and would not be distributed as such to shareholders.

     Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each HLS Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, an HLS Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     Investment in debt obligations that are at risk of or in default presents special tax issues for any HLS Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the HLS Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any HLS Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

     Limitations imposed by the Code on regulated investment companies like the HLS Funds may restrict an HLS Fund's ability to enter into futures, options, and forward transactions.

     Certain options, futures and forward foreign currency transactions undertaken by an HLS Fund may cause the HLS Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the HLS Fund. Also, certain of an HLS Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the HLS Fund's taxable income. Certain of the applicable tax rules may be modified if an HLS Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of an HLS Fund's distributions to shareholders. The HLS Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of an HLS Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the HLS Funds in their particular circumstances.

     STATE AND LOCAL Each HLS Fund may be subject to state or local taxes in jurisdictions in which such HLS Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such HLS Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such HLS Fund may have different tax consequences for shareholders than would direct investment in such HLS Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                    CUSTODIAN

     Portfolio securities of each HLS Fund are held pursuant to Custodian Agreements between each HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             TRANSFER AGENT SERVICES

     Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The Transfer Agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Fund's Distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

     The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the HLS Funds at any time, or to grant the use of such name to any other company.

                              FINANCIAL STATEMENTS

     Because the Funds have no operating history before the date of this SAI, no financial statements are included.

                                   APPENDIX A

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -   Leading market positions in well-established industries.

     -   High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     -   Liquidity ratios are adequate to meet cash requirements.

     Liquidity ratios are basically as follows, broken down by the type of issuer:

     - Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

     - Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

     - Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

     -   The issuer has access to at least two additional channels of borrowing.

     - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

     - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

     -   The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.       Articles of Incorporation(1)
         b.       By-Laws(1)
         c.       Not Applicable
         d.(i)    Form of Investment Management Agreement(1)
         d.(ii)   Form of Amendment Number 1 to Investment Management
                  Agreement (2)
         d.(iii)  Form of Amendment Number 2 to Investment Management
                  Agreement(7)
         d.(iv)   Form of Investment Sub-Advisory Agreement with
                  Wellington Management Company, LLP(1)
         d.(v)    Form of Amendment Number 1 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(2)
         d.(vi)   Form of Amendment Number 2 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(7)
         e.(i)    Form of Principal Underwriting Agreement(1)
         e.(ii)   Form of Amendment Number 1 to Principal Underwriting
                  Agreement(2)
         e.(iii)  Form of Amendment Number 2 to Principal Underwriting
                  Agreement(7)
         f.       Not Applicable
         g.(i)    Form of Custodian Agreement(1)
         g.(ii)   Form of Amendment Number 1 to Custodian Agreement(2)
         g.(iii)  Form of Amendment Number 2 to Custodian Agreement(3)
         g.(iv)   Form of Letter Amendment to Custodian Agreement(7)
         h.(i)    Share Purchase Agreement(1)



--------
(1) Incorporated herein by reference to Registrant's Initial Registration Statement on February 2, 1998.
(2) Incorporated herein by reference to Registrant's Post-Effective Amendment #1 on July 10, 1998.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment #2 on July 16, 1998.
(4)  Reserved
(5)  Reserved
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 on February 10, 1999.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 on January 28, 2000.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 on April 28, 2000.

         h.(ii)   Form of Amendment Number 1 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(2)
         h.(iii)  Form of Amendment Number 2 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(3)
         h.(iv)   Form of Amendment Number 3 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(7)
         h.(v)    Administrative Services Agreement(6)
         h.(vi)   Amended and Restated Administrative Services Agreement(6)
         h.(vii)  Form of Amendment Number 1 to Amended and Restated
                  Administrative Services Agreement(7)
         i.       Opinion and Consent of Counsel
         j.       Consent of Independent Public Accountants
         k.       Not Applicable
         l.       Not Applicable
         m.(i)    Form of Rule 12b-1 Distribution Plan(1)
         m.(ii)   Form of Amendment Number 1 to Rule 12b-1 Plan(2)
         m.(iii)  Form of Amendment Number 2 to Rule 12b-1 Plan(7)
         n.       Not Applicable
         o.(i)    Form of Multi-Class Plan Pursuant to Rule 18f-3(1)
         o.(ii)   Form of Amendment Number 1 to Multi-Class Plan Pursuant
                  to Rule 18f-3(2)
         o.(iii)  Form of Amendment Number 2 to Multi-Class Plan Pursuant to
                  Rule 18f-3(3)
         o.(iv)   Form of Amendment Number 3 to Multi-Class Plan Pursuant to
                  Rule 18f-3(7)
         p.(i)    Code of Ethics of HL Investment Advisors LLC and Hartford
                  Investment Management Company(8)
         p.(ii)   Code of Ethics of Hartford Securities Distribution Company(8)
         p.(iii)  Code of Ethics of Wellington Management Company LLP(8)
         q.       Power of Attorney(7)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Inapplicable

Item 25. INDEMNIFICATION

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b), or in defense of any claim, issue
         or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

          (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

          (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

               (i) the indemnitee shall provide a security for his undertaking,
               (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
Lowndes A. Smith                  Manager, President and         President and Chief Executive Officer of
                                  Chief Executive Officer        Hartford Life, Inc. ("H. L. Inc.")

Thomas M. Marra                   Manager and Executive Vice     Chief Operating Officer of H. L. Inc.
                                  President

David Znamierowski                Manager and Senior Vice        Chief Investment Officer of H. L. Inc.
                                  President

Peter W. Cummins                  Manager and Senior Vice        Senior Vice President of H. L. Inc.
                                  President

Andrew W. Kohnke                  Manager and Senior Vice        Managing Director of Hartford Investment
                                  President                      Management Company ("HIMCO")(1)

Lynda Godkin                      Senior Vice President,         General Counsel of H. L. Inc.
                                  General Counsel and Secretary

David Foy                         Senior Vice President and      Chief Financial Officer of H. L. Inc.
                                  Treasurer

George R. Jay                     Controller                     Assistant Vice President of H. L. Inc.

David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       H. L. Inc.


------------------------
(1) The principal business address for HIMCO is 55 Farmington Avenue,
    Hartford, CT 06105.


Mark E. Hunt                      Vice President                 Vice President of Hartford Life Insurance
                                                                 Company ("HLIC")(2)
Thomas A. Klee                    Assistant Corporate Secretary  Counsel of HLIC
Kevin J. Carr                     Assistant Secretary and        Assistant General Counsel of The Hartford
                                  Counsel                        Financial Services Group, Inc.(3) ("The
                                                                 Hartford");
Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HLIC
Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HLIC

Item 27. PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

     Hartford Life Insurance
        Company                   DC Variable Account I
                                  Separate Account Two (DC Variable Account II) Separate Account Two (Variable Account "A") Separate Account Two (QP Variable Account) Separate Account Two (NQ Variable Account) Putnam Capital Manager Trust Separate Account Separate Account One
                                  Separate Account Two
                                  Separate Account Three
                                  Separate Account Five

     Hartford Life and Annuity
        Insurance Company         Separate Account One
                                  Separate Account Three
                                  Separate Account Five
                                  Separate Account Six
                                  Putnam Capital Manager Trust Separate Account
                                  Two
     American Maturity Life
        Insurance Company         Separate Account American Maturity Life
                                  Variable Annuity


The Directors and principal officers of HSD and their position with the Registrant are as follows:

-------------------------------
(2) The principal business address for Hartford Life is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

NAME AND PRINCIPAL                                                           POSITION AND OFFICES
BUSINESS ADDRESS*             POSITIONS AND OFFICES WITH UNDERWRITER            WITH REGISTRANT
David A. Carlson              Vice President                                    None

Peter Cummins                 Senior Vice President                             Vice President
David T. Foy                  Treasurer                                         None
Lynda Godkin                  Senior Vice President, General Counsel and        None
                              Corporate Secretary
George Jay                    Controller & Financial Principal                  Controller & Treasurer
Robert A. Kerzner             Executive Vice President                          None
Thomas A. Klee                Assistant Corporate Secretary                     None
Stephen T. Joyce              Assistant Secretary                               None
Glen J. Kvadus                Assistant Secretary                               None
Thomas M. Marra               Executive Vice President                          Vice President
Paul Eugene Olson             Supervisory Registered Principal                  None
Edward M. Ryan, Jr.           Assistant Secretary                               None
Lowndes A. Smith              President and Chief Executive Officer             Chairman

       *Principal business address is 200 Hopmeadow Street, Simsbury, CT  06089

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.


Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of October, 2000.


                                                  HARTFORD SERIES FUND, INC.


                                                  By:      *
                                                     ---------------------
                                                     David M. Znamierowski
                                                     Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                             DATE

        *                     President                     October 10 , 2000
-------------------------     (Chief Executive Officer
David M. Znamierowski         & Director)

        *                     Controller & Treasurer        October 10, 2000
-------------------------     (Chief Accounting Officer &
George R. Jay                 Chief Financial Officer)

        *                     Director                      October 10, 2000
-------------------------
Robert J. Clark

        *                     Director                      October 10, 2000
-------------------------
Winifred E. Coleman

        *                     Director                      October 10, 2000
-------------------------
William A. O'Neill


        *                     Director                      October 10, 2000
-------------------------
Millard H. Pryor, Jr.

        *                     Director                      October 10, 2000
-------------------------
Lowndes A. Smith

        *                     Director                      October 10, 2000
-------------------------
John K. Springer

/s/ Kevin J. Carr                                           October 10, 2000
-------------------------
* By Kevin J. Carr
     Attorney-in-fact


                                  EXHIBIT INDEX


EXHIBIT NO.

i.           Opinion and Consent of Counsel